Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	54 Months Ended	60 Months Ended	73 Months Ended	93 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000003068
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000003069
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
C000263830
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I-3
C000201585
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000201586
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
C000003063
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000003064
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
C000058169
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class
C000263828
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I-3
C000003074
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000003075
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
C000228997
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000228996
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
C000003065
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000003066
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
C000058170
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class
C000102908
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Plan Class
C000218401
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I-2
C000263829
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I-3
C000003072
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000003073
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
C000105186
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000105185
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
C000218402
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Plan Class
C000263831
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I-3
Without Sales Load [Member] | C000003068
Average Annual Return [Line Items]
Average Annual Return, Percent		5.37%		3.00%			5.12%
Without Sales Load [Member] | C000003069
Average Annual Return [Line Items]
Average Annual Return, Percent		5.23%		2.77%			4.87%
Without Sales Load [Member] | C000263830
Average Annual Return [Line Items]
Average Annual Return, Percent	1.33%
Without Sales Load [Member] | C000201585
Average Annual Return [Line Items]
Average Annual Return, Percent		5.43%		1.68%		3.93%
Without Sales Load [Member] | C000201586
Average Annual Return [Line Items]
Average Annual Return, Percent		5.21%		1.46%		3.71%
Without Sales Load [Member] | C000003063
Average Annual Return [Line Items]
Average Annual Return, Percent		4.51%		2.35%			2.33%
Without Sales Load [Member] | C000003064
Average Annual Return [Line Items]
Average Annual Return, Percent		4.28%		2.14%			2.12%
Without Sales Load [Member] | C000058169
Average Annual Return [Line Items]
Average Annual Return, Percent		4.13%		2.03%			2.02%
Without Sales Load [Member] | C000263828
Average Annual Return [Line Items]
Average Annual Return, Percent	2.09%
Without Sales Load [Member] | C000003074
Average Annual Return [Line Items]
Average Annual Return, Percent		5.92%		3.41%			3.75%
Without Sales Load [Member] | C000003075
Average Annual Return [Line Items]
Average Annual Return, Percent		5.52%		3.17%			3.50%
Without Sales Load [Member] | C000228997
Average Annual Return [Line Items]
Average Annual Return, Percent		5.63%	1.64%
Without Sales Load [Member] | C000228996
Average Annual Return [Line Items]
Average Annual Return, Percent		5.29%	1.51%
Without Sales Load [Member] | C000003065
Average Annual Return [Line Items]
Average Annual Return, Percent		4.60%		0.04%			1.84%
Without Sales Load [Member] | C000003066
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%		(0.17%)			1.62%
Without Sales Load [Member] | C000058170
Average Annual Return [Line Items]
Average Annual Return, Percent		4.22%		(0.29%)			1.50%
Without Sales Load [Member] | C000102908
Average Annual Return [Line Items]
Average Annual Return, Percent		4.68%		0.12%			1.92%
Without Sales Load [Member] | C000218401
Average Annual Return [Line Items]
Average Annual Return, Percent		4.50%		(0.03%)	0.07%
Without Sales Load [Member] | C000263829
Average Annual Return [Line Items]
Average Annual Return, Percent	2.48%
Without Sales Load [Member] | C000003072
Average Annual Return [Line Items]
Average Annual Return, Percent		4.63%		2.89%			2.23%
Without Sales Load [Member] | C000003073
Average Annual Return [Line Items]
Average Annual Return, Percent		4.47%		2.72%			2.06%
Without Sales Load [Member] | C000105186
Average Annual Return [Line Items]
Average Annual Return, Percent		5.87%		2.83%			3.35%
Without Sales Load [Member] | C000105185
Average Annual Return [Line Items]
Average Annual Return, Percent		5.54%		2.54%			3.05%
Without Sales Load [Member] | C000218402
Average Annual Return [Line Items]
Average Annual Return, Percent		5.92%		2.91%	3.02%
Without Sales Load [Member] | C000263831
Average Annual Return [Line Items]
Average Annual Return, Percent	2.74%
TCW Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent		4.64%		0.65%			2.11%
TCW Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent		4.64%		0.65%			2.11%
TCW Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	2.20%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%		3.97%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%		3.97%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%			1.70%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%			1.70%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%			1.70%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.97%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%			1.70%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%			1.70%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%	3.97%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%	3.97%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%			1.70%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%			1.70%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%			1.70%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%			1.70%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%	3.97%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.97%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%			1.70%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%			1.70%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%			1.70%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%			1.70%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.35%		0.31%	3.97%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.97%
TCW Index: Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
Average Annual Return, Percent		7.01%		4.22%			6.12%
TCW Index: Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
Average Annual Return, Percent		7.01%		4.22%			6.12%
TCW Index: Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
Average Annual Return, Percent	7.26%
TCW Index: Bloomberg U.S. Intermediate Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Credit Index
Average Annual Return, Percent		5.25%		1.93%		3.26%
TCW Index: Bloomberg U.S. Intermediate Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Credit Index
Average Annual Return, Percent		5.25%		1.93%		3.26%
TCW Index: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		3.75%		1.86%			1.78%
TCW Index: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		3.75%		1.86%			1.78%
TCW Index: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		3.75%		1.86%			1.78%
TCW Index: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	2.61%
TCW Index: ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps
Average Annual Return, Percent		6.09%		5.40%			4.30%
TCW Index: ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps
Average Annual Return, Percent		6.09%		5.40%			4.30%
TCW Index: Bloomberg U.S. Mortgage-Backed Securities (MBS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage-Backed Securities (MBS) Index
Average Annual Return, Percent		5.79%	0.40%
TCW Index: Bloomberg U.S. Mortgage-Backed Securities (MBS) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage-Backed Securities (MBS) Index
Average Annual Return, Percent		5.79%	0.40%
TCW Index: ICE BofA 1-Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-Year U.S. Treasury Index
Average Annual Return, Percent		3.67%		2.58%			2.05%
TCW Index: ICE BofA 1-Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-Year U.S. Treasury Index
Average Annual Return, Percent		3.67%		2.58%			2.05%
TCW Index: Bloomberg U.S. Treasury Bills: 1-3 Months Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months Index
Average Annual Return, Percent		4.12%		3.42%			2.26%
TCW Index: Bloomberg U.S. Treasury Bills: 1-3 Months Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months Index
Average Annual Return, Percent		4.12%		3.42%			2.26%
TCW Index: Bloomberg U.S. Treasury Bills: 1-3 Months Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months Index
Average Annual Return, Percent		4.12%		3.42%	1.57%
TCW Index: Bloomberg U.S. Treasury Bills: 1-3 Months Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months Index
Average Annual Return, Percent	1.57%